LoCorr Hedged Core Fund
Consolidated Schedule of Investments
September 30, 2025 (Unaudited)

U.S. TREASURY SECURITIES - 31.4%		Par	Value
United States Treasury Note/Bond
4.50%, 07/15/2026		$1,220,000	$1,226,796
4.50%, 04/15/2027		8,304,400	8,407,881
3.50%, 01/31/2028		15,170,800	15,132,873
3.63%, 03/31/2028		6,210,100	6,212,768
4.63%, 04/30/2029		7,961,300	8,216,932
3.25%, 06/30/2029		21,316,900	21,002,975
4.00%, 02/28/2030		8,210,000	8,307,494
3.88%, 06/30/2030		6,100,000	6,138,840
3.63%, 09/30/2030		2,870,000	2,856,211
TOTAL U.S. TREASURY SECURITIES (Cost $76,601,884)			77,502,770

CORPORATE BONDS - 19.6%		Par	Value
Aerospace & Defense - 0.9%
Boeing Co., 3.25%, 02/01/2028		915,000	893,840
L3Harris Technologies, Inc., 5.40%, 01/15/2027		820,000	833,537
RTX Corp., 4.13%, 11/16/2028		375,000	375,497
			2,102,874

Agriculture - 0.2%
Philip Morris International, Inc., 4.63%, 11/01/2029		460,000	466,901

Auto Manufacturers - 0.5%
General Motors Financial Co., Inc., 5.35%, 01/07/2030		740,000	758,209
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025 (a)		570,000	567,297
			1,325,506

Banks - 6.5%
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028		1,445,000	1,450,487
5.16% to 01/24/2030 then SOFR + 1.00%, 01/24/2031		2,010,000	2,074,904
Bank of New York Mellon, 4.59% to 04/20/2026 then SOFR + 0.69%, 04/20/2027		1,665,000	1,670,204
Citibank NA, 4.58%, 05/29/2027		880,000	887,949
Citigroup, Inc., 4.50% to 09/11/2030 then SOFR + 1.17%, 09/11/2031		540,000	540,342
Credit Agricole SA, 5.22% to 05/27/2030 then SOFR + 1.46%, 05/27/2031 (a)		250,000	256,585
Deutsche Bank AG/New York NY, 5.00% to 09/11/2029 then SOFR + 1.70%, 09/11/2030		290,000	294,225
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028 (a)		535,000	554,630
Goldman Sachs Group, Inc.
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029		315,000	335,295
5.22% to 04/23/2030 then SOFR + 1.58%, 04/23/2031		360,000	372,250
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029		550,000	573,663
JPMorgan Chase & Co., 5.10% to 04/22/2030 then SOFR + 1.44%, 04/22/2031		1,840,000	1,901,815
Morgan Stanley, 5.19% to 04/17/2030 then SOFR + 1.51%, 04/17/2031		875,000	903,408
Morgan Stanley Private Bank NA, 4.73% to 07/18/2030 then SOFR + 1.08%, 07/18/2031		940,000	954,157
NatWest Markets PLC, 5.41%, 05/17/2029 (a)		525,000	544,598
State Street Corp., 4.54%, 02/28/2028		440,000	445,681
UBS Group AG, 6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027 (a)		975,000	999,569
Wells Fargo & Co., 5.15% to 04/23/2030 then SOFR + 1.50%, 04/23/2031		1,225,000	1,263,693
			16,023,455

Beverages - 0.2%
PepsiCo, Inc., 4.10%, 01/15/2029		510,000	511,859

Biotechnology - 0.3%
Amgen, Inc., 5.15%, 03/02/2028		615,000	629,479

Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026		245,000	244,095

Computers - 0.2%
Hewlett Packard Enterprise Co., 4.55%, 10/15/2029		540,000	543,038

Cosmetics & Personal Care - 0.4%
Haleon US Capital LLC, 3.38%, 03/24/2027		1,065,000	1,054,071

Diversified Financial Services - 0.4%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027		1,055,000	1,077,701

Electric - 1.0%
Duke Energy Carolinas LLC, 4.85%, 03/15/2030		525,000	539,483
Florida Power & Light Co.
5.05%, 04/01/2028		605,000	620,874
4.40%, 05/15/2028		765,000	773,776
NSTAR Electric Co., 3.20%, 05/15/2027		495,000	488,522
Southern California Edison Co., 1.20%, 02/01/2026		150,000	148,268
			2,570,923

Electronics - 0.4%
Honeywell International, Inc.
4.65%, 07/30/2027		635,000	642,622
4.88%, 09/01/2029		235,000	241,733
			884,355

Food - 2.4%
General Mills, Inc., 4.88%, 01/30/2030		595,000	607,555
Kraft Heinz Foods Co., 3.88%, 05/15/2027		520,000	517,656
Mars, Inc.
4.60%, 03/01/2028 (a)		2,220,000	2,247,427
4.80%, 03/01/2030 (a)		2,095,000	2,135,087
Sysco Corp., 3.25%, 07/15/2027		405,000	399,421
			5,907,146

Healthcare-Services - 0.6%
HCA, Inc., 5.00%, 03/01/2028		325,000	331,029
UnitedHealth Group, Inc.
4.40%, 06/15/2028		300,000	302,968
4.25%, 01/15/2029		835,000	837,555
			1,471,552

Insurance - 0.4%
Brown & Brown, Inc., 4.60%, 12/23/2026		375,000	377,003
Metropolitan Life Global Funding I, 5.05%, 01/06/2028 (a)		155,000	158,279
Principal Life Global Funding II, 0.88%, 01/12/2026 (a)		365,000	361,293
			896,575

Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029		235,000	242,849

Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029		235,000	240,392
CVS Health Corp.
2.88%, 06/01/2026		995,000	985,788
5.00%, 01/30/2029		575,000	586,288
EMD Finance LLC, 4.13%, 08/15/2028 (a)		475,000	475,219
			2,287,687

Pipelines - 0.7%
Enbridge, Inc., 6.00%, 11/15/2028		445,000	468,178
Energy Transfer LP, 6.05%, 12/01/2026		975,000	993,252
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027		275,000	277,399
			1,738,829

REITS - 1.2%
American Homes 4 Rent LP, 4.90%, 02/15/2029		255,000	259,435
Brixmor Operating Partnership LP, 4.13%, 06/15/2026		280,000	279,554
Essex Portfolio LP, 1.70%, 03/01/2028		240,000	226,475
GLP Capital LP / GLP Financing II, Inc.
5.75%, 06/01/2028		180,000	184,995
4.00%, 01/15/2030		295,000	285,666
Kite Realty Group LP, 4.00%, 10/01/2026		755,000	753,045
Lineage OP LP, 5.25%, 07/15/2030 (a)		485,000	491,764
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029 (a)		545,000	562,585
			3,043,519

Retail - 0.6%
Home Depot, Inc., 4.88%, 06/25/2027		410,000	416,836
O'Reilly Automotive, Inc.
5.75%, 11/20/2026		570,000	579,879
4.20%, 04/01/2030		260,000	259,135
Walmart, Inc., 4.35%, 04/28/2030		120,000	121,993
			1,377,843

Semiconductors - 0.2%
Broadcom, Inc., 4.60%, 07/15/2030		355,000	360,441

Software - 0.4%
Oracle Corp.
4.80%, 08/03/2028		390,000	396,633
4.45%, 09/26/2030		180,000	179,876
Roper Technologies, Inc., 4.25%, 09/15/2028		415,000	416,999
			993,508

Telecommunications - 1.0%
AT&T, Inc., 2.30%, 06/01/2027		625,000	606,705
T-Mobile USA, Inc.
4.80%, 07/15/2028		410,000	417,408
4.85%, 01/15/2029		800,000	816,248
Verizon Communications, Inc., 2.10%, 03/22/2028		655,000	624,839
			2,465,200
TOTAL CORPORATE BONDS (Cost $47,674,824)			48,219,406

MORTGAGE-BACKED SECURITIES - 11.5%		Par	Value
ARDN 2025-ARCP Mortgage Trust, Series 2025-ARCP, Class A, 5.90% (1 mo. Term SOFR + 1.75%), 06/15/2035, (1.75% Floor) (a)		1,000,000	999,787
BX Trust
Series 2021-VIEW, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 06/15/2036, (1.28% Floor) (a)		720,000	718,425
Series 2022-AHP, Class A, 5.14% (1 mo. Term SOFR + 0.99%), 01/17/2039, (0.99% Floor) (a)		900,000	899,437
Series 2023-DELC, Class A, 6.84% (1 mo. Term SOFR + 2.69%), 05/15/2038, (2.69% Floor) (a)		520,000	523,243
Computershare Corporate Trust, Series 2024-SVEN, Class A, 6.01%, 06/10/2037 (a)		500,000	520,446
DK Trust, Series 2025-LXP, Class A, 5.74% (1 mo. Term SOFR + 1.59%), 08/15/2037, (1.59% Floor) (a)		750,000	750,000
Fannie Mae Connecticut Avenue Securities
Series 2022-R04, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 03/25/2042, (0.00% Floor) (a)		1,500,000	1,541,010
Series 2022-R06, Class 1M2, 8.21% (30 day avg SOFR US + 3.85%), 05/25/2042, (0.00% Floor) (a)		1,500,000	1,560,383
Series 2022-R07, Class 1M2, 9.01% (30 day avg SOFR US + 4.65%), 06/25/2042, (0.00% Floor) (a)		550,000	581,755
Series 2022-R08, Class 1M2, 7.96% (30 day avg SOFR US + 3.60%), 07/25/2042, (0.00% Floor) (a)		500,000	520,000
Series 2023-R01, Class 1M2, 8.11% (30 day avg SOFR US + 3.75%), 12/25/2042, (0.00% Floor) (a)		250,000	262,500
Series 2023-R02, Class 1M2, 7.71% (30 day avg SOFR US + 3.35%), 01/25/2043, (0.00% Floor) (a)		970,000	1,012,438
Series 2023-R04, Class 1M2, 7.91% (30 day avg SOFR US + 3.55%), 05/25/2043, (0.00% Floor) (a)		1,500,000	1,581,570
Series 2023-R05, Class 1M2, 7.46% (30 day avg SOFR US + 3.10%), 06/25/2043, (0.00% Floor) (a)		750,000	779,062
Series 2023-R06, Class 1M2, 7.06% (30 day avg SOFR US + 2.70%), 07/25/2043, (0.00% Floor) (a)		600,000	619,954
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1B, 8.86% (30 day avg SOFR US + 4.50%), 06/25/2042, (0.00% Floor) (a)		365,000	386,077
Series 2023-DNA2, Class M1B, 7.60% (30 day avg SOFR US + 3.25%), 04/25/2043, (0.00% Floor) (a)		1,500,000	1,569,991
Series 2023-HQA1, Class M1B, 7.86% (30 day avg SOFR US + 3.50%), 05/25/2043, (0.00% Floor) (a)		1,505,000	1,586,855
Series 2023-HQA3, Class M2, 7.71% (30 day avg SOFR US + 3.35%), 11/25/2043, (0.00% Floor) (a)		1,500,000	1,582,207
ILPT Trust, Series 2025-LPF2, Class A, 5.47%, 07/13/2042 (a)(b)		1,250,000	1,272,792
KREST Commercial Mortgage Securities Trust, Series 2025-AIP4, Class A, 5.45% (1 mo. Term SOFR + 1.30%), 03/15/2042, (1.30% Floor) (a)		1,000,000	998,750
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 5.69% (1 mo. Term SOFR + 1.54%), 12/15/2039, (1.54% Floor) (a)		229,163	229,091
MIRA Trust 2023-MILE, Series 2023-MILE, Class A, 6.75%, 06/10/2038 (a)		750,000	781,130
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 5.56% (1 mo. Term SOFR + 1.40%), 03/15/2039, (1.40% Floor) (a)		825,000	824,742
Natixis Commercial Mortgage Securities Trust, Series 2019-LVL, Class A, 3.89%, 08/15/2038 (a)		350,000	340,761
NRTH PARK Mortgage Trust
Series 2024-PARK, Class A, 5.79% (1 mo. Term SOFR + 1.64%), 03/15/2039, (1.64% Floor) (a)		597,000	595,691
Series 2025-PARK, Class A, 5.54% (1 mo. Term SOFR + 1.39%), 10/15/2040, (1.39% Floor) (a)		1,300,000	1,296,750
NYC Commercial Mortgage Trust, Series 2024-3ELV, Class A, 6.14% (1 mo. Term SOFR + 1.99%), 08/15/2029, (1.99% Floor) (a)		800,000	802,001
ONNI Commercial Mortgage Trust, Series 2024-APT, Class A, 5.75%, 07/15/2039 (a)(b)		750,000	767,412
SCG Mortgage Trust, Series 2025-SNIP, Class A, 5.75% (1 mo. Term SOFR + 1.50%), 09/15/2030, (1.50% Floor) (a)		750,000	750,470
Stellar Management, Series 2025-IP, Class A, 5.42%, 06/10/2042 (a)(b)		750,000	763,452
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2025-NYCH, Class A, 5.89% (1 mo. Term SOFR + 1.74%), 06/15/2042, (1.74% Floor) (a)		1,000,000	1,000,000
TOTAL MORTGAGE-BACKED SECURITIES (Cost $28,459,356)			28,418,182

ASSET-BACKED SECURITIES - 8.7%		Par	Value
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028 (a)		250,000	252,465
BMW Vehicle Lease Trust, Series 2024-2, Class A3, 4.18%, 10/25/2027		250,000	250,752
Capital One Financial Corp., Series 2024-A1, Class A, 3.92%, 09/15/2029		600,000	600,530
CarMax Auto Owner Trust, Series 2024-4, Class A3, 4.60%, 10/15/2029		400,000	404,224
Carvana Auto Receivables Trust
Series 2023-P1, Class A4, 5.94%, 01/10/2029 (a)		500,000	509,138
Series 2024-P4, Class A3, 4.64%, 01/10/2030		500,000	503,055
CNH Equipment Trust, Series 2024-C, Class A3, 4.03%, 01/15/2030		250,000	250,527
Enterprise Fleet Financing, Series 2025-1, Class A3, 4.82%, 02/20/2029 (a)		1,000,000	1,016,606
Financial Holding Corp., Series 2025-B, Class A, 4.85%, 02/15/2030 (a)		1,250,000	1,269,909
Ford Credit Auto Owner Trust
Series 2024-C, Class A3, 4.07%, 07/15/2029		250,000	250,723
Series 2024-D, Class A3, 4.61%, 08/15/2029		75,000	75,886
GM Financial Leasing Trust, Series 2024-3, Class A3, 4.21%, 10/20/2027		250,000	250,496
Honda Auto Receivables Owner Trust, Series 2024-4, Class A3, 4.33%, 05/15/2029		500,000	502,784
Hyundai Auto Receivables Trust, Series 2025-A, Class A2A, 4.33%, 12/15/2027		1,500,000	1,501,908
LAD Auto Receivables Trust, Series 2024-3A, Class A3, 4.52%, 03/15/2029 (a)		350,000	351,415
M&T Bank Auto Receivables Trust, Series 2025-1A, Class A3, 4.73%, 06/17/2030 (a)		1,250,000	1,263,834
Mercedes-Benz Auto Receivables Trust, Series 2025-1, Class A3, 4.78%, 12/17/2029		1,000,000	1,013,149
MVW Owner Trust, Series 2025-1A, Class A, 4.97%, 09/22/2042 (a)		772,081	782,005
OneMain Financial Issuance Trust, Series 2025-1A, Class A, 4.82%, 07/14/2038 (a)		750,000	757,257
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, 07/15/2030 (a)		900,000	899,185
Porsche Financial Auto Securitization Trust, Series 2024-1A, Class A3, 4.44%, 01/22/2030 (a)		500,000	502,104
Porsche Innovative Lease Owner Trust, Series 2024-2A, Class A3, 4.35%, 10/20/2027 (a)		250,000	250,692
Tesla Auto Lease Trust, Series 2024-B, Class A3, 4.82%, 10/20/2027 (a)		1,100,000	1,107,084
T-Mobile US Trust, Series 2024-2A, Class A, 4.25%, 05/21/2029 (a)		250,000	250,706
Toyota Auto Receivables Owner Trust
Series 2024-D, Class A3, 4.40%, 06/15/2029		350,000	352,360
Series 2025-A, Class A3, 4.64%, 08/15/2029		1,000,000	1,011,942
Toyota Lease Owner Trust
Series 2024-A, Class A3, 5.25%, 04/20/2027 (a)		149,465	150,180
Series 2025-B, Class A3, 3.96%, 11/20/2028 (a)		1,350,000	1,351,396
Verizon Master Trust, Series 2025-3, Class A1A, 4.51%, 03/20/2030		1,590,000	1,603,690
World Omni Auto Receivables Trust, Series 2024-A, Class A3, 4.86%, 03/15/2029		250,000	251,531
World Omni Auto Trust, Series 2025-A, Class A3, 4.73%, 03/15/2030		1,000,000	1,012,969
World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2A, 4.35%, 12/15/2027		916,952	918,320
TOTAL ASSET-BACKED SECURITIES (Cost $21,308,227)			21,468,822

COMMODITY POOLS - 7.9%		Shares	Value
Galaxy Commodity-Polaris II Fund LLC (c)(d)
Galaxy Plus Fund – Core Commodity I Feeder Fund (558) LLC			5,060,774
Galaxy Plus Fund – East Alpha Feeder Fund (548) LLC			6,423,290
Galaxy Plus Fund – Millburn Resource Oppty Feeder Fund (557)			7,980,452
TOTAL COMMODITY POOLS (Cost $21,147,324)			19,464,516

U.S. GOVERNMENT AGENCY ISSUES - 6.0%		Par	Value
Federal Farm Credit Banks Funding Corp
3.88%, 09/03/2026		400,000	400,533
1.00%, 10/07/2026		1,000,000	973,352
3.50%, 06/23/2027		425,000	423,715
4.25%, 01/14/2028		2,000,000	2,020,503
4.25%, 01/28/2028		2,388,000	2,417,940
3.80%, 04/26/2028		2,000,000	2,005,085
Federal Home Loan Banks
4.38%, 06/12/2026		500,000	501,958
3.63%, 09/04/2026		250,000	249,724
4.63%, 09/11/2026		250,000	252,256
4.00%, 10/09/2026		700,000	702,607
4.00%, 03/10/2027		3,000,000	3,014,655
4.13%, 09/10/2027		425,000	428,994
4.25%, 12/10/2027		1,100,000	1,111,797
Federal National Mortgage Association, 1.88%, 09/24/2026		250,000	245,591
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $14,650,111)			14,748,710

TOTAL INVESTMENTS - 85.1% (Cost $209,841,726)			$209,822,406
Money Market Deposit Account - 5.3% (e)(f)			13,137,389
Other Assets in Excess of Liabilities - 9.6%(g)			23,519,553
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$246,479,348

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $48,486,491 or 19.7% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2025.

(c)	Non-income producing security.
(d)
Investment values using net asset value per share as practical expedient and is made through an investment in Galaxy Commodity – Polaris II Fund, LLC (“Galaxy”). Galaxy’s Investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”), which is a series fund for which each series invests in a separate master fund that is managed by a different sub-manager. The Platform identifies sub-managers that, in its judgement, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade independent of other sub-managers in the Platform. In a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in a certain limited circumstances. The individual series of the Platform offer weekly redemptions.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.95%.

(f)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $10,648.
(g)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the net value of these assets totals $24,115,423.

LoCorr Hedged Core Fund
Consolidated Schedule of Futures Contracts
September 30, 2025 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Euribor	78	12/14/2026	$22,430,437	$(29,752)
3-Month Secured Overnight Financing Rate	160	03/16/2027	38,762,000	(11,292)
3-Month Secured Overnight Financing Rate	4	09/14/2027	969,000	(1,269)
3-Month Secured Overnight Financing Rate	5	12/14/2027	1,210,812	(2,733)
3-Month Secured Overnight Financing Rate	2	03/14/2028	484,100	(1,078)
Aluminum - 90 day settlement(a)	1	11/26/2025	66,999	1,843
Arabica Coffee	7	12/18/2025	983,981	42,975
Austrailian Government 10 Year Bonds	53	12/15/2025	3,975,251	(19,079)
Australian Dollar	18	12/15/2025	1,191,960	4,758
Brent Crude Oil	29	10/31/2025	1,914,870	(40,123)
CAC40 10 Euro Index	24	10/17/2025	2,224,596	24,921
Canadian 10 Year Government Bonds	76	12/18/2025	6,687,476	7,281
CME Bitcoin Reference Rate (BRR)	4	10/31/2025	2,303,700	48,734
Copper	2	12/29/2025	242,825	(1,217)
Crude Oil	13	10/21/2025	810,810	(21,024)
Crude Soybean Oil	9	12/12/2025	267,246	(30,785)
Dow Jones Industrial Average Index	19	12/19/2025	4,435,455	38,270
Ether Dollar Reference Rate	3	10/31/2025	628,725	15,603
Euro	4	12/15/2025	589,600	672
Euro BUXL 30 Year Bonds	5	12/08/2025	672,028	(942)
Euro STOXX 50 Quanto Index	51	12/19/2025	3,317,769	47,904
Euro-BOBL	24	12/08/2025	3,319,566	348
Euro-BTP Italian Government Bonds	18	12/08/2025	2,532,574	1,351
Euro-Bund	30	12/08/2025	4,528,441	3,327
Euro-Schatz	17	12/08/2025	2,135,204	(880)
French Government Bonds	16	12/08/2025	2,279,542	214
FTSE 100 Index	71	12/19/2025	8,983,021	112,281
FTSE China A50 Index	19	10/30/2025	287,185	(1,368)
German Stock Index	4	12/19/2025	2,819,020	32,352
Gold	19	12/29/2025	7,359,080	534,327
Hang Seng China Enterprises Index	16	10/30/2025	984,432	11,519
Hang Seng Index	29	10/30/2025	5,014,476	57,697
ICE 3 Month SONIA Rate	16	03/16/2027	5,185,663	(1,873)
Japanese 10 Year Government Bonds	1	12/15/2025	918,213	(1,220)
KOSPI 200 Index	11	12/11/2025	932,673	11,342
Lean Hogs	1	12/12/2025	35,490	(1,053)
London Metals - Aluminum(a)	13	12/15/2025	871,289	21,510
London Metals - Copper(a)	13	12/15/2025	3,338,215	131,987
London Metals - Nickel(a)	3	12/15/2025	273,788	(401)
London Metals - Zinc(a)	9	12/15/2025	668,057	19,756
Long Gilt	11	12/29/2025	1,343,877	180
Low Sulphur Gas Oil	39	11/12/2025	2,679,300	5,075
Low Sulphur Gas Oil	1	12/11/2025	67,350	49
Mexican Peso	58	12/15/2025	1,569,480	2,756
MSCI Singapore Index	9	10/30/2025	312,117	(453)
Nasdaq 100 Index	15	12/19/2025	7,470,525	101,547
Natural Gas	1	10/29/2025	33,030	1,318
Nikkei 225 Index	16	12/11/2025	4,867,566	116,346
Nikkei 225 Index	11	12/11/2025	1,670,065	(7,604)
NY Harbor ULSD	18	10/31/2025	1,757,020	10,926
Platinum	3	01/28/2026	240,855	8,783
Reformulated Gasoline Blendstock	19	10/31/2025	1,533,995	(13,081)
Russell 2000 Index	24	12/19/2025	2,946,600	34,160
S&P 500 Index	23	12/19/2025	7,749,562	86,893
SGX FTSE Taiwan Index	9	10/30/2025	769,770	1,301
Silver	17	12/29/2025	3,964,400	408,803
TOPIX Index	25	12/11/2025	5,309,869	42,816
U.S. Treasury 10 Year Notes	142	12/19/2025	15,975,000	(37,304)
U.S. Treasury 2 Year Notes	46	12/31/2025	9,586,328	(18,776)
U.S. Treasury 5 Year Note	137	12/31/2025	14,959,758	(32,505)
U.S. Treasury Long Bonds	26	12/19/2025	3,031,438	(5,940)
U.S. Treasury Ultra Bonds	3	12/19/2025	360,188	1,372
				$1,711,545
				–

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(17)	12/12/2025	$1,560,618	$14,829
3 Month Euribor	(8)	06/15/2026	2,301,849	1,436
3 Month Euribor	(3)	09/14/2026	863,061	102
3 Month Euribor	(1)	12/14/2026	287,570	58
3 Month Euribor	(1)	03/15/2027	287,394	44
3 Month Euribor	(1)	06/14/2027	287,217	103
3 Month Euribor	(1)	09/13/2027	287,041	103
3 Month Euribor	(1)	12/13/2027	286,865	117
3-Month Secured Overnight Financing Rate	(14)	09/15/2026	3,385,025	(2,247)
3-Month Secured Overnight Financing Rate	(7)	12/15/2026	1,694,875	(1,124)
3-Month Secured Overnight Financing Rate	(3)	03/16/2027	726,787	(367)
Aluminum - 90 day settlement(a)	(1)	11/26/2025	66,999	(1,686)
ASX SPI 200 Index	(1)	12/18/2025	146,781	346
Australian Government 10 Year Bonds	(14)	12/15/2025	1,050,066	(4,277)
Australian Government 3 Year Bonds	(34)	12/15/2025	2,403,680	200
Australian Dollar	(10)	12/15/2025	662,200	(914)
BOVESPA Index	(15)	10/15/2025	82,943	(798)
Brent Crude Oil	(1)	10/31/2025	66,030	168
Brent Crude Oil	(1)	11/28/2025	65,620	59
British Pound	(17)	12/15/2025	1,429,169	(8,268)
CAC40 10 Euro Index	(5)	10/17/2025	463,458	(5,352)
Canadian Dollar	(70)	12/16/2025	5,047,000	13,449
Copper	(2)	12/29/2025	242,825	(11,191)
Corn No. 2 Yellow	(100)	12/12/2025	2,077,500	80,565
Cotton No.2	(15)	12/08/2025	493,275	9,961
Crude Oil	(2)	10/21/2025	124,740	2,235
Crude Oil	(2)	11/20/2025	123,920	756
Crude Soybean Oil	(10)	12/12/2025	296,940	9,419
Dollar Index	(5)	12/15/2025	487,255	(444)
Dow Jones Industrial Average Index	(6)	12/19/2025	1,400,670	(11,455)
Euro	(5)	12/15/2025	737,000	(1,797)
Euro-BOBL	(66)	12/08/2025	9,128,805	(2,707)
Euro-Bund	(47)	12/08/2025	7,094,558	(30,979)
Euro-Schatz	(255)	12/08/2025	32,028,060	9,446
French Government Bonds	(4)	12/08/2025	569,886	(451)
FTSE/JSE Top 40 Index	(2)	12/18/2025	118,305	(1,588)
Hard Red Winter Wheat	(20)	12/12/2025	497,750	31,662
ICE 3 Month SONIA Rate	(5)	09/15/2026	1,619,511	164
ICE 3 Month SONIA Rate	(2)	12/15/2026	648,107	(187)
ICE 3 Month SONIA Rate	(1)	12/14/2027	323,835	(85)
ICE 3 Month SONIA Rate	(1)	03/14/2028	323,734	(51)
ICE European Climate Exchange Emissions	(1)	12/15/2025	88,899	1,099
Japanese 10 Year Government Bonds	(8)	12/15/2025	7,345,708	68,223
Japanese Yen	(40)	12/15/2025	3,407,000	(25,431)
Lean Hogs	(2)	12/12/2025	70,980	35
London Cocoa	(3)	12/11/2025	190,841	25,429
London Metals - Aluminum(a)	(3)	12/15/2025	201,067	(5,484)
London Metals - Copper(a)	(3)	12/15/2025	770,357	(35,100)
London Metals - Nickel(a)	(3)	12/15/2025	273,788	(3,116)
London Metals - Zinc(a)	(3)	12/15/2025	222,686	(5,215)
Long Gilt	(45)	12/29/2025	5,497,680	(11,871)
MSCI EAFE Index	(4)	12/19/2025	557,060	(381)
MSCI Emerging Markets Index	(4)	12/19/2025	271,940	(706)
Nasdaq 100 Index	(1)	12/19/2025	498,035	(1,382)
Natural Gas	(22)	10/29/2025	726,660	(6,784)
Natural Gas	(1)	11/25/2025	38,800	(372)
Natural Gas	(2)	12/29/2025	83,540	736
Natural Gas	(1)	01/28/2026	39,790	(142)
Natural Gas	(1)	02/25/2026	36,230	(172)
New Zealand Dollar	(23)	12/15/2025	1,337,335	(858)
Nifty 50 Index	(6)	10/28/2025	297,138	3,312
NY Harbor ULSD	(1)	11/28/2025	96,613	548
Reformulated Gasoline Blendstock	(3)	10/31/2025	242,210	276
Reformulated Gasoline Blendstock	(2)	11/28/2025	157,475	572
Reformulated Gasoline Blendstock	(1)	12/31/2025	77,750	645
Russell 2000 Index	(11)	12/19/2025	1,350,525	(3,248)
S&P 500 Index	(3)	12/19/2025	1,010,812	(2,380)
S&P Mid Cap 400 Index	(1)	12/19/2025	328,620	6,058
S&P/Toronto Stock Exchange 60 Index	(1)	12/18/2025	254,768	(317)
SET50 Index	(15)	12/29/2025	75,525	276
Soybean Meal	(39)	12/12/2025	1,065,870	43,763
Soybeans	(54)	11/14/2025	2,704,725	59,629
Sugar #11	(32)	02/27/2026	594,944	(3,254)
Swiss Franc	(4)	12/15/2025	633,650	85
U.S. Treasury 2 Year Notes	(66)	12/31/2025	13,754,297	(7,208)
U.S. Treasury 5 Year Note	(51)	12/31/2025	5,568,961	2,258
U.S. Treasury Ultra Bonds	(1)	12/19/2025	120,063	(314)
Wheat	(45)	12/12/2025	1,143,000	115,692
				$304,155
Net Unrealized Appreciation (Depreciation)				$2,015,700

(a)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts.

LoCorr Hedged Core Fund
Consolidated Schedule of Forward Currency Contracts
September 30, 2025 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America	10/01/2025	AUD	115,000	USD	75,659	$438
Bank of America	10/02/2025	AUD	123,000	USD	81,261	130
Bank of America	12/17/2025	AUD	5,061,000	USD	3,365,214	(13,230)
Bank of America	10/01/2025	CAD	1,149,000	USD	825,478	171
Bank of America	10/15/2025	CAD	1,800,000	USD	1,294,620	(241)
Bank of America	12/17/2025	CAD	771,000	USD	562,242	(6,168)
Bank of America	10/01/2025	CHF	24,000	USD	30,099	54
Bank of America	10/02/2025	CHF	6,000	USD	7,536	3
Bank of America	12/17/2025	CHF	4,673,000	USD	5,932,664	(6,444)
Bank of America	10/09/2025	CNH	3,280,000	USD	460,391	74
Bank of America	10/10/2025	CNH	6,300,000	USD	883,768	728
Bank of America	10/15/2025	CNH	37,080,000	USD	5,225,243	(17,427)
Bank of America	11/19/2025	CNH	8,670,000	USD	1,220,182	534
Bank of America	10/01/2025	EUR	9,000	USD	10,557	10
Bank of America	10/02/2025	EUR	61,000	USD	71,608	18
Bank of America	10/15/2025	EUR	6,810,000	USD	7,992,291	10,628
Bank of America	11/19/2025	EUR	290,000	USD	341,333	167
Bank of America	12/17/2025	EUR	6,233,000	USD	7,346,871	4,527
Bank of America	10/01/2025	GBP	146,000	USD	196,172	185
Bank of America	10/02/2025	GBP	4,000	USD	5,376	4
Bank of America	10/15/2025	GBP	3,610,000	USD	4,874,397	(18,854)
Bank of America	11/19/2025	GBP	720,000	USD	968,894	(403)
Bank of America	12/17/2025	GBP	5,042,000	USD	6,838,288	(56,703)
Bank of America	10/01/2025	JPY	18,114,000	USD	121,900	600
Bank of America	10/02/2025	JPY	11,309,000	USD	76,483	5
Bank of America	10/15/2025	JPY	670,000,000	USD	4,546,686	(8,472)
Bank of America	12/17/2025	JPY	89,709,000	USD	614,986	(3,376)
Bank of America	10/15/2025	MXN	66,480,000	USD	3,570,181	53,911
Bank of America	12/17/2025	MXN	49,335,000	USD	2,628,939	42,250
Bank of America	10/01/2025	NZD	405,000	USD	234,147	660
Bank of America	10/02/2025	NZD	517,000	USD	299,758	(6)
Bank of America	12/17/2025	NZD	2,006,000	USD	1,199,863	(33,248)
Bank of America	10/01/2025	USD	75,502	AUD	115,000	(595)
Bank of America	10/02/2025	USD	81,335	AUD	123,000	(57)
Bank of America	12/17/2025	USD	795,480	AUD	1,209,000	(5,261)
Bank of America	10/01/2025	USD	825,103	CAD	1,149,000	(546)
Bank of America	10/15/2025	USD	6,185,593	CAD	8,520,000	58,865
Bank of America	12/17/2025	USD	5,507,553	CAD	7,603,000	23,990
Bank of America	10/01/2025	USD	30,121	CHF	24,000	(31)
Bank of America	10/02/2025	USD	7,538	CHF	6,000	(1)
Bank of America	12/17/2025	USD	397,429	CHF	314,000	(780)
Bank of America	10/09/2025	USD	460,237	CNH	3,280,000	(228)
Bank of America	10/10/2025	USD	883,930	CNH	6,300,000	(565)
Bank of America	10/15/2025	USD	5,214,471	CNH	37,080,000	6,654
Bank of America	11/19/2025	USD	5,012,860	CNH	35,660,000	(7,985)
Bank of America	10/01/2025	USD	10,550	EUR	9,000	(17)
Bank of America	10/02/2025	USD	71,602	EUR	61,000	(24)
Bank of America	10/15/2025	USD	8,012,046	EUR	6,810,000	9,128
Bank of America	12/17/2025	USD	619,781	EUR	526,000	(600)
Bank of America	10/01/2025	USD	196,236	GBP	146,000	(121)
Bank of America	10/02/2025	USD	5,379	GBP	4,000	(1)
Bank of America	10/15/2025	USD	4,884,696	GBP	3,610,000	29,154
Bank of America	12/17/2025	USD	1,692,736	GBP	1,260,000	(1,987)
Bank of America	10/01/2025	USD	121,844	JPY	18,114,000	(657)
Bank of America	10/02/2025	USD	76,422	JPY	11,309,000	(66)
Bank of America	10/15/2025	USD	7,542,899	JPY	1,113,000,000	4,045
Bank of America	12/17/2025	USD	3,515,189	JPY	514,000,000	10,890
Bank of America	10/15/2025	USD	1,939,186	MXN	36,030,000	(24,955)
Bank of America	12/17/2025	USD	33,375	MXN	621,000	(248)
Bank of America	10/01/2025	USD	234,507	NZD	405,000	(300)
Bank of America	10/02/2025	USD	299,836	NZD	517,000	84
Bank of America	12/17/2025	USD	2,989,368	NZD	5,078,000	36,190
Deutsche Bank	10/15/2025	AUD	2,450,000	USD	1,617,073	4,468
Deutsche Bank	10/15/2025	BRL	23,440,000	USD	4,283,458	103,790
Deutsche Bank	10/15/2025	CHF	2,450,000	USD	3,094,005	(10,458)
Deutsche Bank	10/15/2025	CLP	199,000,000	USD	206,021	979
Deutsche Bank	11/19/2025	CLP	15,000,000	USD	15,587	16
Deutsche Bank	10/15/2025	ILS	1,380,000	USD	412,722	3,915
Deutsche Bank	10/15/2025	INR	36,660,000	USD	415,535	(3,009)
Deutsche Bank	10/15/2025	KRW	1,091,000,000	USD	786,853	(8,677)
Deutsche Bank	11/19/2025	KRW	143,000,000	USD	102,185	(13)
Deutsche Bank	10/15/2025	NOK	17,690,000	USD	1,787,463	(14,647)
Deutsche Bank	11/19/2025	NOK	150,000	USD	15,035	(1)
Deutsche Bank	10/15/2025	NZD	4,170,000	USD	2,457,465	(38,486)
Deutsche Bank	10/15/2025	PLN	3,970,000	USD	1,091,404	627
Deutsche Bank	10/15/2025	SEK	13,350,000	USD	1,426,910	(7,402)
Deutsche Bank	11/19/2025	SEK	2,390,000	USD	256,236	(1,549)
Deutsche Bank	10/15/2025	SGD	2,190,000	USD	1,714,376	(14,482)
Deutsche Bank	11/19/2025	SGD	580,000	USD	451,534	(132)
Deutsche Bank	10/15/2025	USD	4,726,291	AUD	7,180,000	(25,816)
Deutsche Bank	10/15/2025	USD	2,028,560	BRL	10,970,000	(24,687)
Deutsche Bank	10/15/2025	USD	3,081,684	CHF	2,450,000	(1,863)
Deutsche Bank	11/19/2025	USD	3,252,168	CHF	2,580,000	(8,534)
Deutsche Bank	10/15/2025	USD	205,603	CLP	199,000,000	(1,398)
Deutsche Bank	11/19/2025	USD	15,642	CLP	15,000,000	39
Deutsche Bank	10/15/2025	USD	267,705	ILS	890,000	(995)
Deutsche Bank	10/15/2025	USD	657,108	INR	58,110,000	3,209
Deutsche Bank	10/15/2025	USD	785,242	KRW	1,091,000,000	7,066
Deutsche Bank	11/19/2025	USD	168,767	KRW	237,000,000	(567)
Deutsche Bank	10/15/2025	USD	1,772,182	NOK	17,690,000	(632)
Deutsche Bank	11/19/2025	USD	156,416	NOK	1,560,000	62
Deutsche Bank	10/15/2025	USD	4,996,735	NZD	8,520,000	54,361
Deutsche Bank	10/15/2025	USD	622,329	PLN	2,260,000	668
Deutsche Bank	10/15/2025	USD	1,427,928	SEK	13,350,000	8,420
Deutsche Bank	11/19/2025	USD	840,878	SEK	7,910,000	(2,043)
Deutsche Bank	10/15/2025	USD	1,706,582	SGD	2,190,000	6,688
Deutsche Bank	11/19/2025	USD	970,443	SGD	1,250,000	(2,405)
Deutsche Bank	10/15/2025	USD	1,048,338	ZAR	18,390,000	(15,367)
Deutsche Bank	11/19/2025	USD	194,579	ZAR	3,390,000	(1,009)
Deutsche Bank	10/15/2025	ZAR	18,390,000	USD	1,052,979	10,727
Deutsche Bank	11/19/2025	ZAR	8,640,000	USD	499,310	(820)
Net Unrealized Appreciation (Depreciation)						$104,543

AUD - Australian Dollars
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNH - Chinese Offshore Renminbi
EUR - Euro
GBP - British Pound
ILS - Israeli New Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand

LoCorr Hedged Core Fund
Consolidated Schedule of Swap Contracts
September 30, 2025	(Unaudited)

LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized (Depreciation)	Counterparty

7/20/2029	LoCorr Hedged Core Index#	0.50%	Quarterly	$52,228,071	$(696,073)	$–	$(696,073)	Deutsche Bank AG

The underlying components of the basket as of September 30, 2025 are shown below:#
		Number of Contracts		Concentration %
Description	Expiration Date	Purchased (Sold)	Notional Amount	of Exposure
Futures Contracts:
Purchase Contracts:(1)
Brent Crude (ICE)	Oct-25	503	$33,179,970	13.53%
Natural Gas	Jan-26	494	19,659,874	8.02%
WTI Crude (NYMEX)	Oct-25	160	10,006,512	4.08%
Natural Gas	Oct-25	263	8,658,152	3.53%
Copper (COMEX)	Mar-26	41	5,056,896	2.06%
Heating Oil	Nov-25	40	3,829,346	1.56%
Wheat	Dec-25	115	2,963,369	1.21%
Natural Gas	Feb-26	69	2,513,781	1.02%
Soybean	Nov-25	49	2,473,827	1.01%
Corn	Mar-26	112	2,438,554	0.99%
Natural Gas	Apr-26	67	2,353,851	0.96%
Gasoline RBOB	Nov-25	28	2,221,692	0.91%
Live Cattle	Oct-25	21	1,953,853	0.80%
Gold	Dec-25	4	1,712,719	0.70%
Silver	Dec-25	7	1,664,858	0.68%
Natural Gas (NYMEX)	Feb-26	175	1,589,897	0.65%
Sugar No.11	Feb-26	65	1,212,761	0.49%
Lean Hogs	Feb-26	29	1,062,082	0.43%
Low Sulphur Gasoil	Nov-25	15	1,040,256	0.42%
Coffee	Mar-26	7	901,687	0.37%
Lean Hogs	Oct-25	22	895,855	0.36%
Copper (LME)	Dec-25	3	882,305	0.36%
Natural Gas (NYMEX)	Sep-27	91	872,859	0.36%
Corn	May-26	39	867,226	0.35%
Natural Gas (NYMEX)	Jul-27	91	865,931	0.35%
Natural Gas (NYMEX)	Jun-27	91	855,027	0.35%
Natural Gas (NYMEX)	Aug-27	88	831,403	0.34%
Natural Gas (NYMEX)	May-27	88	790,822	0.32%
Natural Gas (NYMEX)	Apr-27	91	785,289	0.32%
Natural Gas (NYMEX)	Mar-27	88	764,209	0.31%
Total Purchase Contracts			114,904,863	46.84%

Sale Contracts:(1)
Brent Crude (ICE)	Nov-25	(442)	$28,997,639	11.82%
Natural Gas	Dec-25	(651)	27,195,323	11.09%
Natural Gas	Nov-25	(261)	10,129,500	4.13%
WTI Crude (NYMEX)	Nov-25	(130)	8,048,463	3.28%
Soybean	Jan-26	(123)	6,269,561	2.56%
Copper (COMEX)	Dec-25	(47)	5,651,105	2.30%
Corn	Dec-25	(213)	4,453,079	1.82%
Heating Oil	Oct-25	(36)	3,533,524	1.44%
Wheat	Mar-26	(113)	3,022,731	1.23%
Gasoline RBOB	Oct-25	(30)	2,402,311	0.98%
Lean Hogs	Dec-25	(67)	2,400,711	0.98%
WTI Crude (NYMEX)	Dec-25	(34)	2,081,540	0.85%
Live Cattle	Dec-25	(22)	2,040,565	0.83%
Sugar No.11	Apr-26	(72)	1,300,849	0.53%
Brent Crude (ICE)	Jan-26	(18)	1,188,283	0.48%
Soybean Oil	Dec-25	(29)	851,777	0.35%
Palladium	Dec-25	(7)	849,997	0.35%
Brent Crude (ICE)	Dec-25	(12)	801,496	0.33%
Low Sulphur Gasoil	Oct-25	(11)	791,683	0.32%
Total Sale Contracts			112,010,137	45.67%
Other Futures Contracts			14,604,299	5.98%
Total Futures Contracts			241,519,299	98.49%

Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$3,038,668	1.24%
Other Cash and Foreign Currency			409,738	0.17%
Total Cash and Foreign Currency			3,448,406	1.41%
Forward Currency Contracts			256,790	0.10%
Total Underlying Positions			$245,224,495	100.00%

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The investment is not a direct holding of LoCorr Hedged Core Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.

The accompanying notes are an integral part of these consolidated financial statements.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

LoCorr Hedged Core Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
U.S. Treasury Securities	$–	$77,502,770	$–	$77,502,770
Corporate Bonds	–	48,219,406	–	48,219,406
Mortgage-Backed Securities	–	28,418,182	–	28,418,182
Asset-Backed Securities	–	21,468,822	–	21,468,822
Commodity Pools(a)	–	–	–	19,464,516
U.S. Government Agency Issues	–	14,748,710	–	14,748,710
Total Investments	$–	$190,357,890	$–	$209,822,406

Other Financial Instruments:
Futures Contracts*	$2,497,155	$–	$–	$2,497,155
Forward Currency Contracts*	–	499,132	–	499,132
Total Other Financial Instruments	$2,497,155	$499,132	$–	$2,996,287

Liabilities:
Other Financial Instruments:
Total Return Swaps*	$–	$(696,073)	$–	$(696,073)
Futures Contracts*	(481,455)	–	–	(481,455)
Forward Currency Contracts*	–	(394,589)	–	(394,589)
Total Other Financial Instruments	$(481,455)	$(1,090,662)	$–	$(1,572,117)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of September 30, 2025.

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $19,464,516 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.